Summary of Principal Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Any Recorded Impairment	Jun. 30, 2023
Furniture, fixtures and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years